Other Assets and Receivables - Summary of Movements in the Expected Credit Losses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Assets And Receivables [abstract]
Beginning balance	€ (129)	€ (113)
Expected credit losses	(29)	(18)
Reversal of expected credit losses	0	2
Transfers to disposal groups	0	4
Other movements	148	(5)
Ending balance	€ (10)	€ (129)